BORROWINGS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2026				December 31, 2025
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	4.9	5	$54	$54	N/A	5	$—	$—
Commercial paper	4.2	<1	1,100	1,100	4.3	<1	194	194
Medium Term Notes:
Series 4 (C$150)	5.8	10	106	116	5.8	11	109	120
Series 10 (C$500)	3.6	<1	352	353	3.6	1	364	366
Series 11 (C$475)	4.3	3	335	340	4.3	3	346	354
Series 12 (C$475)	3.4	4	335	332	3.4	4	346	344
Series 13 (C$300)	4.3	23	211	184	4.3	24	219	193
Series 14 (C$425)	3.3	24	299	221	3.3	25	310	229
Series 15 (C$400)(1)	5.9	6	282	309	5.9	7	291	320
Series 16 (C$400)	5.3	7	282	301	5.3	8	291	310
Series 17 (C$500)	5.3	28	352	355	5.3	28	364	370
Series 18 (C$300)	5.0	8	211	220	5.0	9	219	227
Series 19 (C$450)	4.5	9	317	319	4.5	10	328	328
Series 20 (C$500)	5.2	30	352	349	—	—	—	—
	4.6	13	3,434	3,399	4.5	12	3,187	3,161
Hybrid Notes:
Fixed to fixed subordinated (C$200)	5.5	29	141	142	5.5	29	146	147
Fixed to fixed subordinated (C$250)	5.4	29	176	178	5.4	30	182	184
	5.4	29	317	320	5.4	30	328	331
Total corporate borrowings			4,905	$4,873			3,709	$3,686
Add: Unamortized premiums(2)			1				1
Less: Unamortized financing fees(2)			(24)				(24)
Less: Current portion			(1,452)				(194)
			$3,430				$3,492
(1)Includes $7 million (2025: $7 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions for more details.
(2)Unamortized premiums and financing fees are amortized over the terms of the borrowing.
Credit facilities and commercial paper
Brookfield Renewable had $1,100 million of commercial paper outstanding as at June 30, 2026 (2025: $194 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 19 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2026	December 31, 2025
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,450
Draws on corporate credit facilities(1)	(54)	—
Authorized letter of credit facility	450	450
Issued letters of credit	(403)	(414)
Available portion of corporate credit facilities	$2,443	$2,486
(1)Amounts are guaranteed by Brookfield Renewable.
Medium-term notes and Hybrid notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 21 – Subsidiary public issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the first quarter of 2026, Brookfield Renewable issued C$500 million of Series 20 medium-term notes. The medium-term notes have a fixed interest rate of 5.20% and a maturity date of January 15, 2056. The Series 20 medium-term notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazilian consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”). Non-recourse borrowings in South Korea consist of both fixed and floating interest rates indexed to the certificate deposit rate published by the Korea Financial Investment Association (“KOFIA”). Non-recourse borrowings in Australia consist of both fixed and floating interest rates indexed to the Bank Bill Swap Bid Rate (“BBSY”).
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2026				December 31, 2025
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)(3)
Hydroelectric	7.5	9	$11,130	$11,312	6.9	8	$11,235	$11,229
Wind	4.6	8	8,020	7,982	5.0	8	8,191	8,147
Utility-scale solar	5.3	8	9,759	9,713	5.8	8	8,838	8,806
Distributed energy & storage	6.0	6	3,023	3,086	5.7	4	2,802	2,869
Sustainable solutions	7.1	2	456	456	7.4	3	489	489
Total	6.0	8	$32,388	$32,549	6.0	8	$31,555	$31,540
Less: Unamortized premiums and discounts(4)			(154)				(181)
Less: Unamortized financing fees(4)			(184)				(168)
Less: Current portion			(4,713)				(7,384)
			$27,337				$23,822
(1)Includes $1,350 million (2025: $1,569 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $268 million (2025: $58 million) outstanding to an associate of Brookfield. Refer to Note 20 - Related party transactions.
(3)During the second quarter of 2025, subsidiaries of Brookfield Renewable, alongside related parties, became party to a non-recourse credit facility with third party lenders. Brookfield Renewable agreed that its subsidiaries would support their portion of any draws or repayments under the credit facility.
(4)Unamortized premiums, discounts and financing fees are amortized over the terms of the borrowing.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings as at June 30, 2026:

(MILLIONS)	Corporate borrowings	Non-recourse borrowings

As at December 31, 2025	$3,686	$31,206
Net cash flows from financing activities(1)	1,319	1,075
Non-cash
Transfer to liabilities, directly associated with assets held for sale	—	(1,017)
Foreign exchange	(123)	315
Other(2)(3)(4)	—	471
As at June 30, 2026	$4,882	$32,050
(1)Excludes $361 million of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes amortization of unamortized premiums, discounts and financing fees.
(3)Includes $30 million (2025: $545 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes $165 million of non-recourse borrowings that has been reclassified from liabilities directly associated with assets held for sale during the second quarter of 2026. Refer to Note 4 - Assets held for sale, for more details.